Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Allowance for credit loss	$ 2,065	$ 2,065
Operating lease liabilities	6,538	21,732
Others	1,807	1,726
Total deferred tax assets	10,410	25,523
Depreciation and amortization	(6,703)	(13,290)
ROU assets	(5,799)	(19,718)
Others	(253)	(758)
Total deferred tax liabilities	(12,755)	(33,766)
Deferred tax liabilities, net	$ (2,345)	$ (8,243)